CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue			$ 21,087
Revenue from Contract with Customer, Product and Service [Extensible List]	us-gaap:LicenseMember	us-gaap:LicenseMember	us-gaap:LicenseMember
Operating expenses:
Research and development	$ 26,556	$ 29,305	$ 44,604
General and administrative	19,747	19,366	22,315
Total operating expenses	46,303	48,671	66,919
Loss from operations	(46,303)	(48,671)	(45,832)
Other income (expense):
Interest income	3	139	988
Interest expense	(1,242)	(1,808)	(6,666)
Change in valuation of derivative liability	(4,899)	(7,117)	2,782
Change in valuation of warrant liability			(300)
Loss on extinguishment of debt	(86)		(22,700)
Total other expense, net	(6,224)	(8,786)	(25,896)
Net loss attributable to ordinary shareholders	$ (52,527)	$ (57,457)	$ (71,728)
Net loss per share attributable to ordinary shareholders — basic and diluted	$ (0.08)	$ (0.10)	$ (0.19)
Weighted average ordinary shares used in net loss per share attributable to ordinary shareholders — basic and diluted	682,388,906	556,169,255	375,669,759